Borrowings (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of borrowings

	2024	2023	2022
	€	€	€
Borrowings held at amortised cost:
Advances from related parties	–	4,631,670	–